Derivatives	12 Months Ended
Mar. 31, 2015
Derivatives
Derivatives

18. Derivatives:

NIDEC manages the exposures to fluctuations in foreign exchange rate, interest rate and commodity prices through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate swap agreement and commodity future contracts. NIDEC does not hold derivative financial instruments for trading purpose. NIDEC is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered to be mitigated by the high credit rating of the counterparties.

Cash flow hedges

NIDEC uses foreign exchange forward contracts, interest rate swap agreements and commodity future contracts designated as cash flow hedges to protect against a portion of foreign exchange rate risks, interest rate risks and commodity prices risks inherent in its forecasted transactions related to purchase commitments.

Derivatives not designated as hedges

NIDEC is unable or has elected not to apply hedge accounting to some of these derivatives from time to time. The changes in the fair value of these contracts are recorded in “Other income (expense)”.

The contractual amounts outstanding of derivative instruments

Derivatives designated as cash flow hedges are as follows:

	Yen in millions
	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	¥9,736	¥21,746
Interest rate swap agreements	20,587	10,014
Commodity futures	4,610	4,929

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	¥1,800	¥1,321
Currency option contracts	53	—

Fair values of derivative instruments

Derivatives designated as cash flow hedges are as follows:

		Asset Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current assets	¥271	¥8

Commodity futures	Other current assets	—	47

		Liability Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current liabilities	¥1	¥1,584
Interest rate swap agreements	Other current liabilities	31	12
Commodity futures	Other current liabilities	239	324

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current assets	¥4	—
Currency option contracts	Other current assets	7	—

		Liability Derivatives
		Yen in millions
	Balance sheet location	March 31, 2014	March 31, 2015
Foreign exchange forward contracts	Other current liabilities	—	¥142

The effect of derivative instruments on the consolidated statements of income for the year ended March 31

Derivatives designated as cash flow hedges are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Foreign exchange forward contracts	¥277	¥(229)	¥(1,075)
Interest rate swap agreements	(6)	(5)	8
Commodity futures	(102)	(32)	19

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of	Yen in millions
	income	For the year ended March 31
	location	2013	2014	2015
Foreign exchange forward contracts	Cost of sales	¥81	¥241	¥47
Interest rate swap agreements	Interest expense	(4)	(7)	(3)
Commodity futures	Cost of sales	(183)	(212)	(61)

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2015.

A net loss of ¥766 million in accumulated other comprehensive income at March 31, 2015 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2015, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 23 months.

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of	Yen in millions
	income	For the year ended March 31
	location	2013	2014	2015
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥22	¥23	¥(336)
Currency option contracts	Foreign exchange gain (loss), net	40	18	(7)